Schedule H, Line 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)
UGI UTILITIES, INC.
SAVINGS PLAN
PLAN YEAR END DECEMBER 31, 2025
EIN 23-1174060, Plan #008
Schedule H, Line 4(i)—SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(a)	(b) (c) Identity of Issuer/Description	(d) Cost**	(e) Current Value
	Mutual Funds:
*	Fidelity U.S. Bond Index Fund		7,762,839
*	Fidelity International Index Fund		19,251,737
	T. Rowe Price Equity Income Fund		23,708,162
	PIMCO Total Return Fund Institutional Class		13,431,047
	American Funds EuroPacific Growth Fund Class R-6		6,883,347
*	Vanguard Federal Money Market Fund		20,307,033
	Champlain Small Company Fund Institutional Class		5,920,681
*	Vanguard Index Plus Fund Institutional Class		81,131,255
*	Vanguard Institutional Index Fund Institutional Class		8,066
*	Vanguard Extended Market Index Fund Institutional Class		25,159,940
	Total Mutual Funds		203,564,107
*	Assets in Fidelity Brokerage Link Accounts***		17,952,198
*	Common Collective Trust Funds:
	Vanguard Retirement Savings Trust III		18,124,591
	Vanguard Target Retirement Income Trust I		6,198,287
	Vanguard Target Retirement 2020 Trust I		10,631,882
	Vanguard Target Retirement 2025 Trust I		27,952,256
	Vanguard Target Retirement 2030 Trust I		37,256,921
	Vanguard Target Retirement 2035 Trust I		48,034,805
	Vanguard Target Retirement 2040 Trust I		34,317,107
	Vanguard Target Retirement 2045 Trust I		40,233,609
	Vanguard Target Retirement 2050 Trust I		38,449,604
	Vanguard Target Retirement 2055 Trust I		24,740,192
	Vanguard Target Retirement 2060 Trust I		16,411,913
	Vanguard Target Retirement 2065 Trust I		3,349,937
	Vanguard Target Retirement 2070 Trust I		422,486
	Total Common Collective Trust Funds		306,123,590
	Collective Investment Trust Fund:
*	Fidelity Growth Company Commingled Pool		148,622,927
*	UGI Common Stock		26,960,850
*	Dividends receivable		404,651
	Participant Loans:
*	Loan principal outstanding (4.25% – 9.50%), maturing through 2037		8,549,239
	Total – all funds		$712,177,562
*Party in interest
**Historical cost is disclosed only for nonparticipant-directed investments
***Various investments including mutual funds, money market funds and cash